SCHEDULE OF BINOMIAL LATTICE MODEL AT THE TWO MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Nov. 20, 2026	Dec. 31, 2025	Dec. 15, 2025	Nov. 20, 2025
Fair Value Disclosures [Abstract]
Stock price (split-adjusted / actual post-split)		$ 1.68	$ 0.90	$ 4.25
Fixed conversion price (RS-adjusted)		4.50		4.50
Floor conversion price (RS-adjusted)		$ 0.70		$ 0.70
Market price discount		95.00%		95.00%
Conversion premium		120.00%		120.00%
Expected volatility		120.00%		120.00%
Risk-free interest rate		4.50%		4.50%
Expected term (years)	2 years	1 year 10 months 20 days
Expected dividend yield		0.00%		0.00%
Binomial lattice steps		$ 500		$ 500